Other income	12 Months Ended
Apr. 30, 2025
Other Income
Other income

19. Other income

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Government grants	54,958	10,930	10,700	8,198
Interest income	381	149	158	121
Foreign exchange gain	-	9,698	-	-
Fair value changes on financial assets at fair value through profit or loss	5,247	7,280	18,358	14,063
Insurance claims	-	-	4,282	3,280
Gain on disposal of plant and equipment	-	-	2,631	2,015
Rental income	-	12,010	-	-
Sundry income	17,752	9,805	8,652	6,628
	78,338	49,872	44,781	34,305

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS